PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 7) (USD $)	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
PENSION AND OTHER POSTRETIREMENT BENEFITS
Benefit obligations in excess of plan assets aggregate benefit obligation	$ 1,270,000,000	$ 1,110,000,000
Benefit obligations in excess of plan assets aggregate fair value of plan assets	829,200,000	713,800,000
Accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	1,240,000,000	1,090,000,000
Accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	816,500,000	703,200,000
U.S.
Funded status of the plans
Current liabilities	(3,900,000)	(3,700,000)
Non-current liabilities	(311,300,000)	(280,900,000)
Plan assets less than benefit obligations	(315,200,000)	(284,600,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	4.00%	4.75%	5.50%
Int'l
Funded status of the plans
Non-current assets	38,300,000	35,600,000
Current liabilities	(2,100,000)	(2,600,000)
Non-current liabilities	(118,900,000)	(111,200,000)
Plan assets less than benefit obligations	(82,700,000)	(78,200,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	3.94%	4.80%	5.24%
Rate of increase in future compensation levels	2.24%	2.79%	2.95%
U.S. Postretirement Health Benefits
Funded status of the plans
Current liabilities	(2,700,000)	(2,900,000)
Non-current liabilities	(9,300,000)	(9,500,000)
Plan assets less than benefit obligations	$ (12,000,000)	$ (12,400,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	2.85%	3.75%	5.25%